UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21224
Eaton Vance Insured Michigan Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	September 30
Date of Reporting Period:	December 31, 2006

Item 1. Schedule of Investments

Eaton Vance Insured Michigan Municipal Bond Fund                                                        as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 180.5%

Principal
Amount
(000’s omitted)	Security	Value
Electric Utilities — 5.6%
$1,250	Michigan Strategic Fund, (Detroit Edison Pollution Control), 5.45%, 9/1/29	$1,310,662
		$1,310,662
Hospital — 19.9%
$400	Michigan Hospital Finance Authority, (Chelsea Community Hospital), 5.00%, 5/15/30	$410,440
1,000	Michigan Hospital Finance Authority, (Oakwood Hospital), 5.75%, 4/1/32	1,077,870
1,500	Michigan Hospital Finance Authority, (Sparrow Obligation Group), 5.625%, 11/15/36	1,588,200
1,500	Michigan Hospital Finance Authority, (Trinity Health), 5.375%, 12/1/30	1,596,765
		$4,673,275
Insured-Electric Utilities — 2.3%
$500	Michigan Strategic Fund, Resource Recovery, (Detroit Edison Co.), (XLCA), 5.25%, 12/15/32	$527,830
		$527,830
Insured-Escrowed / Prerefunded — 34.8%
$750	Detroit School District, (School Bond Loan Fund), Prerefunded to 5/1/12, (FSA), 5.125%, 5/1/31	$803,378
1,150	Michigan Hospital Finance Authority, (St. John Health System), Escrowed to Maturity, (AMBAC), 5.00%, 5/15/28	1,177,508
1,000	Michigan Trunk Line, Prerefunded to 11/1/11, (FSA), 5.00%, 11/1/25	1,059,570
3,275	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32 (1)(2)	3,505,366
1,500	Reed City Public Schools, Prerefunded to 5/1/14, (FSA), 5.00%, 5/1/29	1,625,760
		$8,171,582
Insured-General Obligations — 21.1%
$325	Brandon School District, (FSA), 4.50%, 5/1/35	$324,724
1,960	Grand Rapids and Kent County, Joint Building Authority, (Devos Place), (MBIA), 0.00%, 12/1/27	782,040
3,700	Grand Rapids and Kent County, Joint Building Authority, (MBIA), 0.00%, 12/1/30	1,276,056
750	Greenville, Public Schools, (MBIA), 5.00%, 5/1/25	781,995
1,330	Okemos, Public School District, (MBIA), 0.00%, 5/1/19	798,306
1,000	Van Buren Township, (Local Development Authority), (XLCA), 4.50%, 10/1/31	997,720
		$4,960,841

Insured-Hospital — 9.3%
$500	Michigan Hospital Finance Authority, Mid-Michigan Obligation Group, (AMBAC), 5.00%, 4/15/32	$517,870
1,590	Royal Oak, Hospital Finance Authority Revenue, (William Beaumont Hospital), (MBIA), 5.25%, 11/15/35	1,663,935
		$2,181,805
Insured-Lease Revenue / Certificates of Participation — 27.2%
$1,750	Michigan House of Representatives, (AMBAC), 0.00%, 8/15/22	$895,965
2,615	Michigan House of Representatives, (AMBAC), 0.00%, 8/15/23	1,278,526
3,100	Michigan State Building Authority, (FGIC), 0.00%, 10/15/30	983,754
2,205	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36 (1)(2)	2,382,378
795	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36 (1)(2)	848,122
		$6,388,745
Insured-Public Education — 10.1%
$1,500	Central Michigan University, (AMBAC), 5.05%, 10/1/32 (3)	$1,589,970
750	Lake Superior State University, (AMBAC), 5.125%, 11/15/26	788,040
		$2,378,010
Insured-Sewer Revenue — 5.6%
$1,250	Detroit Sewer Disposal, (FGIC), 5.125%, 7/1/31	$1,326,225
		$1,326,225
Insured-Special Tax Revenue — 17.9%
$1,500	Lansing, Building Authority, (MBIA), 5.00%, 6/1/29	$1,581,570
1,500	Wayne Charter County, (Airport Hotel-Detroit Metropolitan Airport), (MBIA), 5.00%, 12/1/30	1,569,900
1,000	Ypsilanti, Community Utilities Authority, (San Sewer System), (FGIC), 5.00%, 5/1/32	1,047,590
		$4,199,060
Insured-Utility — 6.8%
$1,000	Lansing, Board Water Supply, Steam and Electric Utility, (FSA), 5.00%, 7/1/25	$1,057,960
510	Lansing, Board Water Supply, Steam and Electric Utility, (FSA), 5.00%, 7/1/26	538,060
		$1,596,020
Insured-Water Revenue — 17.7%
$1,600	Detroit Water Supply System, (FGIC), 5.00%, 7/1/30	$1,653,696
2,400	Detroit, Water Supply System, (MBIA), 5.00%, 7/1/34 (1)(2)	2,506,224
		$4,159,920

Private Education — 2.2%
$500	Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	$517,785
		$517,785
Total Tax-Exempt Investments — 180.5% (identified cost $39,770,859)		$42,391,760
Other Assets, Less Liabilities — (23.0)%		$(5,397,383)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (57.5)%		$(13,505,473)
Net Assets Applicable to Common Shares — 100.0%		$23,488,904

AMBAC	—	AMBAC Financial Group, Inc.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2006, 84.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.6% to 25.9% of total investments.

(1)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(2)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at December 31, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
03/07	24 U.S. Treasury Bond	Short	$(2,742,666)	$(2,674,500)	$68,166

At December 31, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$33,987,487
Gross unrealized appreciation	$2,624,273
Gross unrealized depreciation	—
Net unrealized appreciation	$2,624,273

At December 31, 2006, the Fund had entered into an interest rate swap agreement with Citibank N.A. whereby the Fund makes bi-annual payments at a fixed rate equal to 3.925% on the notional amount of $600,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 16, 2007. The value of the contract, which terminates August 16, 2027, is recorded as a receivable for open swap contracts of $1,047 at December 31, 2006.

At December 31, 2006, the Fund had entered into an interest rate swap agreement with Merrill Lynch Capital Services, Inc. whereby the Fund makes bi-annual payments at a fixed rate equal to 4.006% on the notional amount of $900,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 7, 2007. The value of the contract, which terminates on August 7, 2037, is recorded as a receivable for open swap contracts of $3,193 at December 31, 2006.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Michigan Municipal Bond Fund

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	February 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	February 26, 2007
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	February 26, 2007